Cover	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	333-179212
Entity Registrant Name	Puget Technologies, Inc.
Entity Central Index Key	0001540615
Entity Tax Identification Number	01-0959140
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 North Federal Highway
Entity Address, Address Line Two	Suite 200-
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	210-8535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false